Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Ordinary Shares, Par Value	$ 0.00001
Ordinary Shares, Authorised	10,000,000,000
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary Shares, Par Value	$ 0.00001	$ 0.00001
Ordinary Shares, Authorised	9,500,000,000	9,500,000,000
Ordinary Shares, Issued	28,660,000	28,660,000
Ordinary Shares, Outstanding	28,660,000	28,660,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary Shares, Par Value	$ 0.00001	$ 0.00001
Ordinary Shares, Authorised	500,000,000	500,000,000
Ordinary Shares, Issued	1,000,000	1,000,000
Ordinary Shares, Outstanding	1,000,000	1,000,000